Leases - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure Of Lease For Lessee [Line Items]
Lease term	1 year
Maximum
Disclosure Of Lease For Lessee [Line Items]
Lease term	4 years